Description Of Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Property, Plant and Equipment [Line Items]
Controlling interest of the authorized membership interests of Centric Solutions LLC	70.00%
Cash in excess of insurance limit	$ 405,232	$ 0
Shipping and handling costs	2,200,000	2,600,000	2,200,000
Research and development costs	1,400,000	1,300,000	1,100,000
Advertising costs	$ 546,000	$ 741,000	$ 570,000
Likely percentage tax position will be realized in order to be recognized	50.00%
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	30 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	39 years
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Furniture And Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Furniture And Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years